COLLABORATION AGREEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
COLLABORATION AGREEMENTS
COLLABORATION AGREEMENTS

4. COLLABORATION AGREEMENTS

Taiho Pharmaceutical Co., Ltd.

In October 2003, the Company entered into a license, research and development collaboration agreement with Taiho Pharmaceutical Co. Ltd. ("Taiho") pursuant to which the Company licensed rights to mocetinostat and its small molecule HDAC inhibitor program for oncology in Japan, South Korea, Taiwan, and China. Under the terms of the agreement, the Company received an up-front license fee of $1.0 million, contract research funding of $3.9 million and equity investment of $2.7 million. In addition, the Company received $5.4 million for preclinical and clinical funding through January 2006 and $2.0 million for milestone payments in 2006 resulting in total proceeds of $12.3 million relating to licensing and research and development activities and $2.7 million relating to equity investment. In addition, the Company may receive milestone payments based on successful development, regulatory approval, and commercialization of an HDAC oncology product, and will receive royalties based on sales of HDAC oncology products in these territories as a percentage of annual net sales, which percentage is in the mid-single digit to mid-teen percent range, depending upon the total dollar amount of annual net sales, subject to reduction in the range of 20-30%, in the event a generic competitor is introduced in a particular market, other than in China. The term of the agreement will, on a country-by-country basis, continue until expiration of the last to expire issued patent, or ten years after the first commercial sale in Japan. Additionally, Taiho has a unilateral right to terminate the agreement for any reason with 30 days' written notice, and we have a unilateral right to terminate the agreement if Taiho fails to make an undisputed payment. An arbitrator may terminate the agreement for a breach of obligations if such breach has remained uncured for 90 days. The duration of the agreement is subject to future events. Termination can occur due to breach which is not cured within 30 days; due to insolvency; or when the royalty term for all licensed products ends. If mocetinostat development is restarted, both Taiho's and the Company's obligations in connection with this program would need to be evaluated and such obligations may continue unless the agreement is modified by the parties. There was no revenue recognized from this agreement in either the three or six months ended June 30, 2013 or 2012, respectively.

Otsuka Pharmaceutical Co. Ltd.

On March 25, 2008, the Company entered into a worldwide research collaboration and license agreement with Otsuka Pharmaceutical Co. Ltd. (Otsuka) for the development of novel, small molecule, kinase inhibitors for local delivery and treatment of ocular diseases, excluding cancer. The Company was responsible for the design, characterization and initial screening of kinase inhibitors and determining which compounds to synthesize. Otsuka was responsible for funding efficacy and toxicity studies, as well as preclinical and clinical development of compounds. Otsuka is also responsible for the global commercialization of any resulting product. Under the terms of the agreement, the Company received an up-front license fee of $2.0 million. There was no revenue recognized from this agreement in either the three or six months ended June 30, 2013 or 2012, respectively. The Company may receive up to $50.5 million based on successful development, regulatory, commercialization and sales milestones and will receive royalties as a percentage of annual net sales, which percentage is in the mid-single digit to mid-teen percent range dependent upon the total dollar amount of annual net sales, subject to a reduction by a percentage in the range of 40-50% in the event a generic competitor is introduced in a particular market, or intellectual property protection in a particular market does not exist or expires.

The Company may receive aggregate milestone payments of up to $50.5 million under this agreement as follows: $7.5 million related to development activities, $22.0 million related to the completion of regulatory approvals and $21.0 million related to the achievement of certain sale goals.

Otsuka provided the Company with $1.9 million in research funding for the initial 18 months of the research collaboration which was then extended on three occasions: September 10, 2009, April 23, 2010 and June 30, 2010. The research component of the agreement ended on June 30, 2011, subsequent to which the Company no longer has any significant ongoing obligations. In 2011, as the Company determined that its substantive performance obligations under the agreement ceased when the research component of the agreement ended on June 30, 2011, the Company accelerated the recognition of the remaining unamortized balance of $1.7 million associated with the up-front license fee in the year ended December 31, 2011. The Company received a total of $4.5 million in research funding from the research component of this agreement. In October 2009, Otsuka made, in relation to the terms of the agreement, a $1.5 million equity investment in the Company's shares of common stock at a share price of CND$21.30 (or $20.75, as converted) in which was a 20% premium over the five-day volume-weighted average closing price at the date of the transaction. Total proceeds received as of June 30, 2013 in connection with this agreement, included research funding of $6.5 million and equity investment of $1.5 million. On June 30, 2010, the collaboration agreement was amended to, among certain other changes; provide Otsuka the rights to synthesize a limited number of compounds predetermined by the Company. A lead molecule was selected in June 2011 for further development. Otsuka is currently advancing the lead compound through late preclinical development. The duration of the agreement is subject to future events. The term of the agreement will, on a country-by-country basis, continue until expiration of the last to expire issued patent, or if no patent has issued in such country, then 12 years after the first sale of a licensed product by Otsuka. Otsuka has a unilateral right to terminate the agreement for any reason with 90 days written notice and either party may terminate the agreement for a breach of obligations of the other party if such breach has remained uncured for 120 days (or 30 days for a breach of payment). Termination can occur by a material breach by either party which is not cured within up to 120 days; or in the event Otsuka has not exercised its right to designate at least one Selected Compound (as defined in the agreement) during the Selection Period (as defined in the agreement).

EnVivo Pharmaceuticals

In March 2004, the Company entered into a proof of concept and option agreement with EnVivo Pharmaceuticals, Inc. ("EnVivo") focusing on the treatment and prevention of neurodegenerative diseases, to exploit its HDAC inhibitors in diseases such as Huntington's, Parkinson's, and Alzheimer's. On February 7, 2005 the Company signed an exclusive research, collaboration and license agreement. During the year ended December 31, 2005, EnVivo paid the Company $0.6 million for research, plus a $0.5 million license fee for a total of $1.1 million. As part of this agreement, EnVivo received a warrant to purchase 1,050 shares of common stock of the Company at an exercise price of CND$214.30 (or $171.55, as converted). The warrant expired on March 4, 2007. On February 6, 2008, the Company exercised its right to opt-out of the program. As a result, the Company has granted EnVivo exclusive rights to its HDAC inhibitors for neurodegenerative diseases and the Company ceased research and development activities for this program. The Company is entitled to receive royalties equal to a single digit percentage of net sales of any approved compound and will share in any sublicense income from future partnerships that EnVivo may enter into. The duration of the agreement is subject to future events. Either party can terminate the agreement due to a material breach by the other party that is not cured within 30 days or the other party's insolvency. The agreement will also terminate upon mutual agreement by the parties or when no product is under development or being commercialized. The Company did not recognize any revenue in connection with this agreement in either the three or six months ended June 30, 2013 or 2012. The Company does not have any significant ongoing development obligations in connection with this agreement.

4. COLLABORATION AGREEMENTS

Taiho Pharmaceutical Co., Ltd.

In October 2003, the Company entered into a license, research and development collaboration agreement with Taiho Pharmaceutical Co. Ltd. (Taiho) for mocetinostat, its clinical candidate, and its small molecule HDAC inhibitor program for oncology for Japan, South Korea, Taiwan, and China. Under the terms of the agreement, the Company received an up-front license fee of $1.0 million, contract research funding of $3.9 million and equity investment of $2.7 million. In addition, the Company received $5.4 million for preclinical and clinical funding through January 2006 and $2.0 million for milestone payments in 2006 resulting in total proceeds of $12.3 million relating to licensing and research and development activities and $2.7 million relating to equity investment. In addition, the Company may receive milestone payments based on successful development, regulatory approval, and commercialization of an HDAC oncology product, and will receive royalties based on sales of HDAC oncology products in these territories as a percentage of annual net sales, which percentage is in the mid-single digit to mid-teen percent range, depending upon the total dollar amount of annual net sales, subject to reduction by a percentage in the range of 20-30% in the event a generic competitor is introduced in a particular market, other than in China. The term of the agreement will, on a country-by-country basis, continue until expiration of the last to expire issued patent, or ten years after the first commercial sale in Japan. Additionally, Taiho has a unilateral right to terminate the agreement for any reason with 30 days written notice, and we have a unilateral right to terminate the agreement if Taiho fails to make an undisputed payment. An arbitrator may terminate the agreement for a breach of obligations if such breach has remained uncured for 90 days. There was no revenue recognized from this agreement in 2012. In the year ended December 31, 2011 the Company recognized the remaining deferred revenue of $420 thousand to license and up-front fees as the Company determined to stop the development of mocetinistat in 2011 which ended its substantive obligations in connection to this program.

Otsuka Pharmaceutical Co. Ltd.

On March 25, 2008, the Company entered into a worldwide research collaboration and license agreement with Otsuka Pharmaceutical Co. Ltd. (Otsuka) for the development of novel, small molecule, kinase inhibitors for local delivery and treatment of ocular diseases, excluding cancer. The Company was responsible for the design, characterization and initial screening of kinase inhibitors and determining which compounds to synthesize. Otsuka was responsible for funding efficacy and toxicity studies, as well as preclinical and clinical development of compounds. Otsuka is also responsible for the global commercialization of any resulting product. Under the terms of the agreement, the Company received an up-front license fee of $2.0 million. There was no revenue recognized from this agreement in 2012. The Company may receive up to $50.5 million based on successful development, regulatory, commercialization and sales milestones and will receive royalties as a percentage of annual net sales, which percentage is in the mid-single digit to mid-teen percent range dependent upon the total dollar amount of annual net sales, subject to a reduction by a percentage in the range of 40-50% in the event a generic competitor is introduced in a particular market, or intellectual property protection in a particular market does not exist or expires.

The Company may receive aggregate milestone payments of up to $50.5 million under this agreement as follows: $7.5 million relates to development activities, $22.0 million relates to the completion of regulatory approvals and $21.0 million relates to the achievement of certain sale goals.

Otsuka provided the Company with $1.9 million in research funding for the initial 18 months of the research collaboration which was then extended on three occasions: September 10, 2009; April 23, 2010 and June 30, 2010. The research component of the agreement ended on June 30, 2011, subsequent to which the Company no longer has any significant ongoing obligations. In 2011, as the Company determined that its substantive performance obligations under the agreement ceased when the research component of the agreement ended on June 30, 2011, the Company accelerated the recognition of the remaining unamortized balance of $1.7 million associated with the up-front license fee in the year ended December 31, 2011. The Company received a total of $4.5 million in research funding from the research component of this agreement. In October 2009, Otsuka made, in relation to the terms of the agreement, a $1.5 million equity investment in the Company's shares of common stock at a share price of CND$21.30 (or $20.27, as converted) which was a 20% premium over the five-day volume-weighted average closing price at the date of the transaction. Total proceeds in connection with this agreement, included research funding of $6.5 million and the equity investment of $1.5 million. On June 30, 2010, the collaboration agreement was amended to, among certain other changes, provide Otsuka the rights to synthesize a limited number of compounds predetermined by the Company. A lead molecule was selected in June 2011 for further development. Otsuka is currently advancing the lead compound through late preclinical development. The duration of the agreement is subject to future events. The term of the agreement will, on a country-by-country basis, continue until expiration of the last to expire issued patent, or if no patent has issued in such country, then 12 years after the first sale of a licensed product by Otsuka. Otsuka has a unilateral right to terminate the agreement for any reason with 90 days written notice and either party may terminate the agreement for a breach of obligations of the other party if such breach has remained uncured for 120 days (or 30 days for a breach of payment). Termination of Otsuka's Rights, in the event of a breach by Otsuka in one of its territories, will not affect its rights in non-breached territories.

EnVivo Pharmaceuticals

In March 2004, the Company entered into a proof of concept and option agreement with EnVivo Pharmaceuticals, Inc. (EnVivo) focusing on the treatment and prevention of neurodegenerative diseases, to exploit its HDAC inhibitors in diseases such as Huntington's, Parkinson's, and Alzheimer's. On February 7, 2005 the Company signed an exclusive research, collaboration and license agreement. During the year ended December 31, 2005, EnVivo paid the Company $600 thousand for research, plus a $500 thousand license fee for a total of $1.1 million. As part of this agreement, EnVivo received a warrant to purchase 1,050 shares of common stock of the Company at an exercise price of CND$214.30 (or $170.62, as converted). The warrant expired on March 4, 2007. On February 6, 2008, the Company exercised its right to opt-out of the program. As a result, the Company has granted EnVivo exclusive rights to its HDAC inhibitors for neurodegenerative diseases and the Company ceased research and development funding for this program. The Company will receive royalties equal to a single digit percentage of net sales of any approved compound and will share in any sublicense income from future partnerships that EnVivo may enter into. The duration of the agreement is subject to future events. Termination can occur due to a material breach which is not cured within 30 days; or insolvency; or the agreement terminates upon mutual agreement by the parties or when no product is under development or being commercialized. We did not recognize any revenue in connection with this agreement in either 2012 or 2011. We do not have any significant ongoing obligations in connection with this agreement.